Interest Rate Swaps	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Swaps
15 — Interest Rate Swaps
Hagerty’s interest rate swap agreements are used to fix the interest rate on a portion of the Company’s existing variable rate debt to reduce the exposure to interest rate fluctuations. The notional amounts of the interest rate swap agreements are used to measure interest to be paid or received and do not represent the amount of exposure to credit loss. The differential paid or received on the interest rate swap agreements is recognized as an adjustment to interest expense within “Interest and other income (expense)” on the Consolidated Statements of Operations.
As of December 31, 2021 the Company had two outstanding swaps. In March 2017, the Company entered into an interest rate swap agreement with an original notional amount of $15.0 million at a fixed rate of 2.20%. In December 2020, the Company entered into an interest rate swap agreement with an original notional amount of $35.0 million at a fixed rate of 0.78%. The estimated fair value of interest rate swap is included within “Other long-term liabilities” on the Consolidated Balance Sheets as of December 31, 2021 and 2020.
In accordance with ASC 815, the Company designated the December 2020 interest rate swap as a cash flow hedge and formally documented the relationship between the interest rate swap and the variable rate borrowings, as well as its risk management objective and strategy for undertaking the hedge transaction. The Company also assessed,
at the hedge’s inception and will continue to assess on an ongoing basis, whether the derivative used in the hedging transaction was highly effective in offsetting changes in the cash flows of the hedged item. The hedge is deemed effective, and therefore, the change in fair value is recorded within “Derivative instruments” in the Consolidated Statements of Comprehensive Income (Loss). Such amounts are reclassified into interest expense, net from Other comprehensive income (loss) during the period in which the hedged item affects earnings. There were no such reclassifications during the years ended December 31, 2021 and 2020. The Company does not expect to have a reclassification into earnings within the next 12 months.